Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Strategic Income Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,915	$ 13,291	$ 12,118	$ 13,673	$ 13,393	$ 12,538	$ 11,360	$ 11,404	$ 10,722	$ 9,823	$ 10,000
Columbia Variable Portfolio – Strategic Income Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,570	12,985	11,891	13,439	13,223	12,402	11,252	11,325	10,694	9,807	10,000
JPMorgan Emerging Markets Bond Index-Global [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Account Value	$ 13,541	12,807	11,595	13,879	14,092	13,309	11,632	12,194	11,155	10,123	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index
Account Value	$ 16,384	15,164	13,371	15,040	14,286	13,464	11,770	12,042	11,204	9,548	10,000
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Account Value	$ 8,572	$ 9,053	$ 8,555	$ 10,977	$ 12,153	$ 10,971	$ 10,417	$ 10,610	$ 9,616	$ 9,446	$ 10,000